Business Segment Information (Schedule Of Operations By Reportable Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 937	$ 1,034	$ 1,094	$ 1,106	$ 1,190	$ 1,073	$ 1,009	$ 996	$ 4,171	$ 4,268	$ 5,096
Gross profit	65	87	108	82	6	(36)	74	68	342	112	325
Equity in earnings of unconsolidated affiliates:	8	23	32	9	10	19	33	29	72	91	149
Asset impairment and restructuring charges (Note 11):									(6)	(39)	(70)
Segment operating income (loss):	$ 27	$ 73	$ 103	$ 63	$ (33)	$ (67)	$ 63	$ 65	266	28	310
Capital expenditures									8	11	10
Depreciation and amortization									48	45	39
Operating Segments
Segment Reporting Information [Line Items]
Revenues									4,133	4,058	4,441
Gross profit									342	217	298
Equity in earnings of unconsolidated affiliates:									72	91	149
Asset impairment and restructuring charges (Note 11):									(6)	(39)	(66)
Segment operating income (loss):									266	129	254
Capital expenditures									8	11	10
Depreciation and amortization									48	45	39
Operating Segments | Government Services
Segment Reporting Information [Line Items]
Revenues									2,193	1,359	663
Gross profit									155	137	(3)
Equity in earnings of unconsolidated affiliates:									43	39	45
Asset impairment and restructuring charges (Note 11):									0	(1)	0
Segment operating income (loss):									173	152	37
Capital expenditures									4	2	0
Depreciation and amortization									27	16	6
Operating Segments | Technology
Segment Reporting Information [Line Items]
Revenues									269	309	266
Gross profit									76	80	73
Equity in earnings of unconsolidated affiliates:									0	0	0
Asset impairment and restructuring charges (Note 11):									0	0	(1)
Segment operating income (loss):									73	74	66
Capital expenditures									0	0	0
Depreciation and amortization									3	3	1
Operating Segments | Hydrocarbons Services
Segment Reporting Information [Line Items]
Revenues									1,671	2,390	3,512
Gross profit									111	0	228
Equity in earnings of unconsolidated affiliates:									29	52	104
Asset impairment and restructuring charges (Note 11):									(6)	(31)	(43)
Segment operating income (loss):									113	(4)	291
Capital expenditures									2	5	6
Depreciation and amortization									10	16	18
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues									0	0	0
Gross profit									0	0	0
Equity in earnings of unconsolidated affiliates:									0	0	0
Asset impairment and restructuring charges (Note 11):									0	(7)	(22)
Segment operating income (loss):									(93)	(93)	(140)
Capital expenditures									2	4	4
Depreciation and amortization									8	10	14
Operating Segments | Non-strategic Business
Segment Reporting Information [Line Items]
Revenues									38	210	655
Gross profit									0	(105)	27
Equity in earnings of unconsolidated affiliates:									0	0	0
Asset impairment and restructuring charges (Note 11):									0	0	(4)
Segment operating income (loss):									0	(101)	56
Capital expenditures									0	0	0
Depreciation and amortization									$ 0	$ 0	$ 0